Document and Entity Information	Aug. 12, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2019
Entity Registrant Name	National Vision Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38257
Entity Tax Identification Number	46-4841717
Entity Address, Address Line One	2435 COMMERCE AVENUE
Entity Address, Address Line Two	BLDG. 2200
Entity Address, City or Town	DULUTH
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30096-4980
City Area Code	770
Local Phone Number	822-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001710155
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	EYE
Security Exchange Name	NASDAQ